CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares Sponsor	Ordinary Shares Class B ordinary shares	Additional Paid-In Capital Class B ordinary shares Sponsor	Additional Paid-In Capital	Accumulated Deficit	Class B ordinary shares Sponsor	Class B ordinary shares	Total
Beginning balance at Jan. 13, 2020	$ 0		$ 0		$ 0	$ 0			$ 0
Beginning balance (in shares) at Jan. 13, 2020	0		0
Changes in Stockholders' Equity
Issuance of ordinary shares		$ 1,535		$ 23,465			$ 25,000
Issuance of ordinary shares (in shares)		15,350,000
Net loss						(22,777)			(22,777)
Ending balance at Mar. 31, 2020			$ 1,535		23,465	(22,777)			2,223
Ending balance (in shares) at Mar. 31, 2020			15,350,000
Beginning balance at Jan. 13, 2020	$ 0		$ 0		0	0			0
Beginning balance (in shares) at Jan. 13, 2020	0		0
Changes in Stockholders' Equity
Net loss								$ 167,000	(166,643)
Ending balance at Jun. 30, 2020	$ 194		$ 1,535		5,164,919	(166,643)			5,000,005
Ending balance (in shares) at Jun. 30, 2020	1,938,988		15,350,000
Beginning balance at Jan. 13, 2020	$ 0		$ 0		0	0			0
Beginning balance (in shares) at Jan. 13, 2020	0		0
Changes in Stockholders' Equity
Net loss									(1,295,731)
Ending balance at Sep. 30, 2020	$ 205		$ 1,535		6,293,998	(1,295,731)			5,000,007
Ending balance (in shares) at Sep. 30, 2020	2,051,897		15,350,000
Beginning balance at Jan. 14, 2020	$ 0		$ 0		0	0			0
Beginning balance (in shares) at Jan. 14, 2020	0		0
Changes in Stockholders' Equity
Issuance of ordinary shares		$ 1,535		$ 23,465			$ 25,000
Issuance of ordinary shares (in shares)		15,350,000
Net loss						(22,777)			(22,777)
Ending balance at Mar. 31, 2020			$ 1,535		23,465	(22,777)			2,223
Ending balance (in shares) at Mar. 31, 2020			15,350,000
Changes in Stockholders' Equity
Sale of units in initial public offering, gross	$ 4,140				413,995,860				414,000,000
Sale of units in initial public offering, gross (in shares)	41,400,000
Offering costs					(24,528,232)				(24,528,232)
Sale of private placement warrants to Sponsor					10,280,000				10,280,000
Shares subject to possible redemption	$ (3,946)				(394,606,174)				(394,610,120)
Shares subject to possible redemption (in shares)	(39,461,012)
Net loss						(143,866)		$ 144,000	(143,866)
Ending balance at Jun. 30, 2020	$ 194		$ 1,535		5,164,919	(166,643)			5,000,005
Ending balance (in shares) at Jun. 30, 2020	1,938,988		15,350,000
Changes in Stockholders' Equity
Shares subject to possible redemption	$ 11				1,129,079				1,129,090
Shares subject to possible redemption (in shares)	112,909
Net loss						(1,129,088)			(1,129,088)
Ending balance at Sep. 30, 2020	$ 205		$ 1,535		$ 6,293,998	$ (1,295,731)			$ 5,000,007
Ending balance (in shares) at Sep. 30, 2020	2,051,897		15,350,000